Transactions with Related Parties, Vessel disposals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2025	Jul. 10, 2025
Transactions with Related Parties [Abstract]
Gain (loss) on sale of assets	$ 0	$ 0	$ 8,226,258
Excess of consideration over carrying value of sold assets	3,091,542
Robin [Member] | Related Party [Member]
Transactions with Related Parties [Abstract]
Vessel disposals and dry-docking costs	34,871,669
Gain (loss) on sale of assets	0
Excess of consideration over carrying value of sold assets	$ 3,091,542
Robin [Member] | Related Party [Member] | LPG Dream Syrax [Member]
Transactions with Related Parties [Abstract]
Sales price					$ 18,000,000
Robin [Member] | Related Party [Member] | LPG Dream Terrax [Member]
Transactions with Related Parties [Abstract]
Sales price				$ 20,000,000